Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
SMI 3Fourteen REAL Asset Allocation ETF
Shareholder Report [Line Items]
Fund Name	SMI 3Fourteen REAL Asset Allocation ETF
Class Name	SMI 3Fourteen REAL Asset Allocation ETF
Trading Symbol	RAA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SMI 3Fourteen REAL Asset Allocation ETF for the period of February 26, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.3fourteensmi.com/raa or by contacting us at (844) 328-3383.
Additional Information Phone Number	(844) 328-3383
Additional Information Website	www.3fourteensmi.com/raa
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen REAL Asset Allocation ETF	$69¹	0.77%²
¹	Costs are for the period of February 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 69	[1]
Expense Ratio, Percent	0.77%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of February 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the ETF perform during the period?

The SMI 3Fourteen REAL Asset Allocation ETF (“RAA”), began trading on February 26, 2025. From inception through December 31, 2025, the ETF returned 12.31%. We were pleased that RAA had such a successful launch, gaining over $500m in assets and being nominated as one of the best new ETFs of 2025!

What factors affected performance?

Market conditions in 2025 were broadly supportive for traditional balanced portfolios. The classic 60/40 portfolio benefited substantially from 2025 experiencing the strongest bond performance of the past five years. While strong bond performance also helped RAA (as the strategy owns bonds), the year was notable because results were achieved in an environment that, in many respects, favored 60/40 allocations rather than a more flexible, multi-asset approach.

RAA’s design is intended to allow it to pivot across asset classes when conditions change—adding exposure to areas such as commodities, gold, energy equities, or managed futures (including strategies that can short bonds)—rather than relying on stocks and bonds to do all the work. We believe this flexibility to diversify outside of traditional stocks and bonds was important during the period, particularly given the post-COVID trend of persistent inflation and generally rising interest rates.

Within that backdrop, three themes stood out as meaningful drivers over the period:

• Gold and related exposures were a key positive. As the year progressed, gold strength was pronounced, with gold returning 65%, and portfolio positioning maintained meaningful exposure.

• Equities contributed, with an emphasis on staying aligned with prevailing trends and maintaining diversified equity exposure (including International 31% and Emerging Markets 33.6%, alongside narrow U.S. growth leadership).

• Fixed income was additive in 2025, reflecting the strong bond environment, even as the strategy retained the ability to adjust risk across the asset class mix.

From a process perspective, 2025 featured several distinct phases: an April selloff and snapback, followed by a substantial advance where the market “chugged higher” amid headline-driven crosscurrents. Later in the year, leadership was often narrow and technology-led, while some real-economy segments (including parts of energy/ commodities) were more mixed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
SMI 3Fourteen REAL Asset Allocation ETF	12.31%
S&P 500® Index	16.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.3fourteensmi.com/raa#performance.
Net Assets	$ 506,919,651
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 2,856,483
Investment Company, Portfolio Turnover	4.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$506,919,651
Number of Holdings	173
Total Net Advisory Fee	$2,856,483
Portfolio Turnover Rate	4.20%

Holdings [Text Block]	Asset Allocation Equities - 57.47% Fixed Income - 20.92% Alternatives - 20.81%
Largest Holdings [Text Block]
Top Ten Holdings
BNY Mellon US Large Cap Core Equity ETF	16.87%
iMGP DBi Managed Futures Strategy ETF	8.97%
Schwab High Yield Bond ETF	5.98%
Vanguard International Corporate Bond Index	4.98%
Sprott Physical Gold Trust	4.97%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.99%
Vanguard Small-Cap ETF	3.96%
Schwab U.S. TIPS ETF	2.99%
Nvidia Corp.	2.60%
Apple, Inc.	2.30%

[1]	Costs are for the period of February 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.